LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rent expense	$ 235,894	$ 271,585	$ 229,525
Right-of-use assets, Net	18,372	$ 0
Total operating lease liabilities	$ 15,676
Operating lease agreements expiration dates	expiration dates between 2019 and 2021
Weighted-average discount rate of the Company's operating leases	4.75%